GATEWAY TRUST

May 5, 2010

Via EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Gateway Trust
(File Nos.: 333-144744 and 811-22099)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectuses and Statement of Additional Information, each dated May 1, 2010, do not differ from those contained in Post-Effective Amendment No. 14 that was filed electronically on April 30, 2010, for Gateway Fund, a series of Gateway Trust.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete Assistant Secretary